Share-based compensation - Restricted stocks unit (Details)							12 Months Ended
	Oct. 31, 2020 shares	Apr. 30, 2020 shares	Jan. 21, 2020 shares	Nov. 20, 2019 shares	Aug. 13, 2019 shares	Apr. 15, 2019 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term							10 years	10 years
Stock options cancelled (in shares)							5,953,060	5,953,060
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term							3 years	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term							4 years	4 years
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							5,823,300	5,823,300
Expiration term						0 years	10 years	10 years
Share-based Goods and Nonemployee Services Transaction, Modification of Terms, Incremental Compensation Cost							$ 51,796	¥ 360,592
Number of Restricted Shares
Outstanding opening balance (in shares)							3,639,402	3,639,402
Granted (in shares)							5,823,300	5,823,300
Vested (in shares)							631,680	631,680
Forfeited (in shares)							1,295,728	1,295,728
Outstanding ending balance (in shares)							7,535,294	7,535,294
Weighted-Average Grant-Date Fair Value
Outstanding opening balance (in dollars per share) | ¥ / shares								¥ 8.21
Granted (in dollars per share) | ¥ / shares								5.65
Vested (in dollars per share) | ¥ / shares								8.61
Forfeited (in dollars per share) | ¥ / shares								6.16
Outstanding ending balance (in dollars per share) | ¥ / shares								¥ 6.49
Restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term						2 years	3 years	3 years
Restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term						3 years	4 years	4 years
Restricted stock units | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						150,000
Number of Restricted Shares
Granted (in shares)						150,000
Restricted stock units | Certain employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	550,000	673,300	4,600,000	1,789,400
Number of Restricted Shares
Granted (in shares)	550,000	673,300	4,600,000	1,789,400
Restricted stock units | Certain senior managements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				250,000	1,500,000
Stock options cancelled (in shares)				250,000	1,500,000
Number of Restricted Shares
Granted (in shares)				250,000	1,500,000